Accrued Liabilities - Summary of components of accrued liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Oct. 01, 2023		Mar. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Payroll	$ 40,700	$ 116,200
Current lease liability		44,400			$ 37,700
Total accrued liabilities	$ 163,000	$ 282,400			$ 215,400
Entertainment One Film And Television Business [Member]
Accrued expenses IIP & IIC			$ 48,012			$ 78,923	$ 72,827
Severance			12,215			21,131	2,688
Payroll			6,417			20,793	34,300
Current lease liability			7,035	[1]		$ 8,155	$ 9,306
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]						Total accrued liabilities	Total accrued liabilities
Accrued taxes			25,755			$ 20,089	$ 0
Other			37,293			58,161	53,819
Total accrued liabilities			$ 136,727			$ 207,252	$ 172,940

[1]	Included in Accrued liabilities on the Condensed Combined Balance Sheets